SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2019
Segmented Information [Abstract]
Schedule of segmented information
	Operating	Other	Total
	$	$	$
For the three months ended March 31, 2019
Sales	2,609,559	-	2,609,559
Interest revenue	70,370	567,940	638,310
Loss from operations	(3,499,383)	(6,418,749)	(9,918,132)
Net (loss) income and comprehensive (loss) income	2,330,611	(5,979,294)	(3,648,683)
Share of income from joint venture	5,812,219	-	5,812,219

For the three months ended March 31, 2018
Sales	370,418	2,800	373,218
Interest revenue	-	250,064	250,064
Loss from operations	(649,332)	(4,263,675)	(4,913,007)
Net loss and comprehensive loss	(951,126)	(4,094,294)	(5,045,420)
Share of loss from joint venture	(301,793)	-	(301,793)